Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Account receivable	79,300	29,323
Less: Allowance for credit losses	(32,647)	(7,803)
Total	46,653	21,520

The following table provide a summary of changes of the allowance for credit loss for the years ended December 31, 2023 and 2024:

	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of period	20,188	32,647
Adoption of ASC 326	5,376	—
Amounts charged to expenses	10,597	924
Amounts written off	(195)	(1,416)
Disposal of subsidiaries	(3,319)	(24,352)
Balance at end of period	32,647	7,803

As of December 31, 2023 and 2024, all accounts receivable was due from third party customers. Provision for credit losses for the years ended December 31, 2022, 2023 and 2024 were RMB861, RMB10,597 and RMB924, respectively.